Azzad Funds

Azzad Ethical Fund

Azzad Wise Capital Fund

Incorporated herein by reference is the definitive version of the prospectus for the Azzad Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 29, 2015 (SEC Accession No. 0001162044-15-001074).